Risk management - Spain Real Estate Business Concentration Information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution of portfolio
Financial assets	€ 184,596	€ 191,124	€ 199,351
SPAIN | Gross carrying amount
Distribution of portfolio
Financial assets	204,810	€ 215,764	€ 227,446
Real estate operations in Spain | SPAIN | Gross carrying amount
Distribution of portfolio
Financial assets	2,939
Real estate operations in Spain | SPAIN | Gross carrying amount | Without collateral
Distribution of portfolio
Financial assets	146
Real estate operations in Spain | SPAIN | Gross carrying amount | With property collateral
Distribution of portfolio
Financial assets	2,793
Real estate operations in Spain | SPAIN | Gross carrying amount | Buildings | With property collateral
Distribution of portfolio
Financial assets	1,552
Real estate operations in Spain | SPAIN | Gross carrying amount | Buildings | Residential Property Collateral
Distribution of portfolio
Financial assets	914
Real estate operations in Spain | SPAIN | Gross carrying amount | Buildings | Non-residential Property Collateral
Distribution of portfolio
Financial assets	638
Real estate operations in Spain | SPAIN | Gross carrying amount | Construction in progress | With property collateral
Distribution of portfolio
Financial assets	1,081
Real estate operations in Spain | SPAIN | Gross carrying amount | Construction in progress | Residential Property Collateral
Distribution of portfolio
Financial assets	1,036
Real estate operations in Spain | SPAIN | Gross carrying amount | Construction in progress | Non-residential Property Collateral
Distribution of portfolio
Financial assets	45
Real estate operations in Spain | SPAIN | Gross carrying amount | Land [member] | With property collateral
Distribution of portfolio
Financial assets	160
Real estate operations in Spain | SPAIN | Gross carrying amount | Land [member] | Developed Land Collateral
Distribution of portfolio
Financial assets	109
Real estate operations in Spain | SPAIN | Gross carrying amount | Land [member] | Undeveloped Land Collateral
Distribution of portfolio
Financial assets	€ 51